Property, leasehold improvements and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, leasehold improvements and equipment

	December 31,
	2018		2017		2016
Net carrying value:
Land (see note 10)	Ps.	1,709,508	Ps.	1,709,508	Ps.	1,707,236
Leasehold improvements		783,221		660,589		456,505
Machinery and equipment		99,194		116,117		130,349
Furniture and office equipment		42,674		47,113		50,835
Transportation equipment		25,326		36,246		9,042
Computer equipment		4,930		9,483		12,020
Construction in progress for leasehold improvements		5,409		22,341		78,218
	Ps.	2,670,262	Ps.	2,601,397	Ps.	2,444,205

													Construction
					Machinery		Furniture						in progress for
			Leasehold		and		and office		Transportation		Computer		leasehold
Cost	Land		improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2016	Ps.	1,715,636	Ps.	526,393	Ps.	194,638	Ps.	144,983	Ps.	29,121	Ps.	60,187	Ps.	—	Ps.	2,670,958
Acquisitions		—		12,963		2,223		2,787		6,227		4,040		124,878		153,118
Disposals		(8,400)		—		—		(625)		(3,030)		(31)		—		(12,086)
Transfers		—		46,660		—		—		—		—		(46,660)		—

Balance as of December 31, 2016		1,707,236		586,016		196,861		147,145		32,318		64,196		78,218		2,811,990
Acquisitions		2,272		107,735		4,502		6,393		34,531		3,805		75,853		235,091
Disposals		—		—		(249)		—		(4,532)		(62)		—		(4,843)
Transfers		—		131,730		—		—		—		—		(131,730)		—
Other		—		—		—		(183)		(1,274)		(242)		—		(1,699)

Balance as of December 31, 2017		1,709,508		825,481		201,114		153,355		61,043		67,697		22,341		3,040,539
Acquisitions		—		53,347		2,293		5,444		1,038		1,102		104,038		167,262
Disposals		—		—		(321)		—		—		(666)		—		(987)
Transfers		—		120,970		—		—		—		—		(120,970)		—
Other		—		—		(127)		(687)		(351)		(402)		—		(1,567)
Balance as of December 31, 2018	Ps.	1,709,508	Ps.	999,798	Ps.	202,959	Ps.	158,112	Ps.	61,730	Ps.	67,731	Ps.	5,409	Ps.	3,205,247

											Construction in
					Furniture and						progress for
Accumulated	Leasehold		Machinery and		office		Transportation		Computer		leasehold
depreciation	improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2016	Ps.	(101,882)	Ps.	(48,012)	Ps.	(83,783)	Ps.	(20,573)	Ps.	(45,733)	Ps.	—	Ps.	(299,983)
Depreciation		(27,629)		(18,500)		(12,527)		(5,710)		(6,474)		—		(70,840)
Disposals		—		—		—		3,007		31		—		3,038

Balance as of December 31, 2016		(129,511)		(66,512)		(96,310)		(23,276)		(52,176)		—		(367,785)
Depreciation		(35,342)		(18,674)		(10,112)		(7,264)		(6,323)		—		(77,715)
Disposals		—		—		—		4,532		47		—		4,579
Other		(39)		189		180		1,211		238		—		1,779

Balance as of December 31, 2017		(164,892)		(84,997)		(106,242)		(24,797)		(58,214)		—		(439,142)

Depreciation		(51,685)		(18,902)		(9,883)		(11,630)		(5,655)		—		(97,755)
Disposals		—		134		—		—		666		—		800
Other		—		—		687		23		402		—		1,112

Balance as of December 31, 2018	Ps.	(216,577)	Ps.	(103,765)	Ps.	(115,438)	Ps.	(36,404)	Ps.	(62,801)	Ps.	—	Ps.	(534,985)